Long-Term Loans (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Loans [Abstract]
Schedule of Long-Term Loans
	Agreement A	Agreement B	Total

Balance as of January 1, 2026	15,000	-	15,000
Addition	-	3,400	3,400
Repayment	(13,000)	-	(13,000)
Balance as of June 30, 2026	2,000	3,400	5,400